FINANCIAL EXPENSES AND FINANCIAL INCOME	12 Months Ended
Dec. 31, 2024
Net financial (expenses)/income [Abstract]
FINANCIAL EXPENSES AND FINANCIAL INCOME
9. FINANCIAL EXPENSES AND FINANCIAL INCOME

Financial expenses and financial income are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Foreign exchange gains	92,051	91,019	78,674
Interest income	31,486	25,813	4,150
Other financial income	23,563	15,487	1,034
Financial income	147,100	132,319	83,858
Foreign exchange losses	99,087	111,216	104,597
Interest expenses	40,054	29,258	25,489
Other financial expenses	6,754	6,860	3,388
Financial expenses	145,895	147,334	133,474
Financial (income)/expenses, net	(1,205)	15,015	49,616

Financial expenses primarily relate to foreign exchange losses, including the net costs of hedging, and interest expenses on debt.
Financial income primarily relates to foreign exchange gains, interest income on cash and cash equivalents and for 2023, also to gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond due in 2025. For additional information see Note 24 “Debt”.
Interest and other financial income, and interest expenses and other financial charges, from financial services activities are recognized within net revenues and cost of sales, respectively.